Accumulated Other Comprehensive Earnings (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 302
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		14
Gains on financial instruments designated as hedges of foreign operations, net of tax		0		$ 11	$ 21
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[1]	(200)		20	61
Other
Intercompany FVOCI investments		0		0
Accumulated other comprehensive income, end of the period		146		302
Net impact related to cash flow hedges		57		23	(6)
Income tax relating to net actuarial gains (losses)		(11)		3	7
Reserve of exchange differences on translation
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(21)		(21)
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(14)		(11)
Gains on financial instruments designated as hedges of foreign operations, net of tax		0		11
Other
Accumulated other comprehensive income, end of the period		(35)		(21)	(21)
Reserve of cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		436		527
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of tax		(208)		(91)
Other
Accumulated other comprehensive income, end of the period		228		436	527
Net impact related to cash flow hedges		(57)		(23)
Reserve of remeasurements of defined benefit plans
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(66)		(55)
Employee future benefits
Net actuarial gains (losses) on defined benefit plans, net of tax		37		(11)
Other
Accumulated other comprehensive income, end of the period		(29)		(66)	(55)
Income tax relating to net actuarial gains (losses)		11		(3)
Other reserves
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(47)		3
Other
Intercompany FVOCI investments		29	[2]	(50)
Accumulated other comprehensive income, end of the period		$ (18)		$ (47)	$ 3

[1]	Net of income tax recovery of $55 million for the year ended Dec. 31, 2021 (2020 —$8 million expense, 2019 — $16 million expense).
[2]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive earnings (loss).